UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                               Form 13F

                          Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/10

Check here if Amendment (   ); Amendment Number: __________
This Amendment(check only one):(    ) is a restatement.
                               (    ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Dynamis Advisors, LLC
Address:  919 East Main Street, 16th Floor
          Richmond, VA  23219

Form 13F File Number:  028-11559

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:          John H. Bocock
Title:         Member
Phone:         (804) 643-1100

Signature, Place, and Date of Signing:

s/ John H. Bocock     Richmond, VA      November 10, 2010
(Signature)          (City, State)      (Date)


Report Type (Check only one.):

( X )	13F HOLDINGS REPORT.(Check here if all holdings of this
 	reporting manager are reported in this report.)

(   )	13F NOTICE.  (Check here if no holdings reported are
	in this report, and all holdings are reported by other reporting manager(s).)

(   ) 	13F COMBINATION REPORT.  (Check here if a portion of
	the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
(If there are no entries in this list, omit this section.)

	Form 13F File Number	Name

28-_________________	__________________________
(Repeat as necessary.)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  	  0

Form 13F Information Table Entry Total:	  24

Form 13F Information Table Value Total:	 $93,239
                                        (thousands)

List of Other Included Managers:	NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state NONE and omit the column headings and list entries.)

	No.		Form 13F File Number	Name

	____		28-______________		       ____

	(Repeat as necessary.)


                                                                  FORM 13F INFORMATION TABLE

							Value	Shares or  Sh/	Put/  Invstmt	Other	Voting Authority
Name of Issuer		Title of Class	  Cusip	      (x1000)	Prn Amt	   Prn	Call  Dscretn  Managers Sole    Shared	None

BABCOCK & WILCOX COMPANY CMN	COM	  05615F102    6,232 	292,841    SH		Sole	        292,841    0 	0
BRIGHAM EXPLORATION COMPANY CMN	COM	  109178103    4,875 	260,000    SH		Sole	        260,000    0 	0
CAL DIVE INTERNATIONAL, INC. 	COM	  12802T101    1,597 	292,000    SH		Sole	        292,000    0 	0
CAMERON INTERNATIONAL CORP CMN	COM	  13342B105    3,218 	 74,900    SH		Sole	         74,900    0 	0
CHESAPEAKE ENERGY CORPORATION N	COM	  165167107    8,542 	377,127    SH		Sole	        377,127    0 	0
EVERGREEN ENERGY INC CMN	COM NEW	  30024B203    1,355  1,003,418    SH		Sole	      1,003,418    0 	0
ISHARES RUSSELL 2000 INDEX FUND	PUT	  464287655      231   	  1,100    SH	PUT	Sole		  1,100    0 	0
ISHARES RUSSELL 2000 INDEX FUND	PUT	  464287655      186 	  1,200    SH	PUT	Sole		  1,200    0 	0
MCDERMOTT INTL CMN	        COM	  580037109    8,656 	585,683    SH		Sole		585,683    0 	0
NEWFIELD EXPLORATION CO. CMN	COM	  651290108    2,947 	 51,312    SH		Sole		 51,312    0 	0
OIL SERVICE HOLDRS TRUST CMN	PUT	  678002106      230 	    500    SH	PUT	Sole		    500    0 	0
PATTERSON-UTI ENERGY, INC. ORD  COM	  703481101    1,568 	 91,800    SH		Sole		 91,800    0 	0
RANGE RESOURCES CORPORATION CMN	COM	  75281A109    5,656 	148,330    SH		Sole		148,330    0 	0
SPDR S&P 500 ETF TRUST SPDR	PUT	  78462F103      209 	  1,300    SH	PUT	Sole		  1,300    0 	0
SPDR S&P 500 ETF TRUST SPDR	PUT	  78462F103      265 	  1,300    SH	PUT	Sole		  1,300    0 	0
SANDRIDGE ENERGY, INC. CMN	COM	  80007P307   10,455  1,840,715    SH		Sole          1,840,715    0 	0
SOUTHWESTERN ENERGY CO. CMN	COM	  845467109    3,149  	 94,160    SH		Sole		 94,160    0 	0
SUPERIOR ENERGY SERVICES INC 	COM	  868157108    2,634 	 98,679    SH		Sole		 98,679    0 	0
SWIFT ENERGY COMPANY CMN	COM	  870738101    6,105 	217,429    SH		Sole		217,429    0 	0
ULTRA PETROLEUM CORP CMN	COM	  903914109    9,659 	230,084    SH		Sole		230,084    0 	0
SEADRILL LTD. CMN		PUT	  G7945E105    	  96 	    500    SH	PUT	Sole		    500    0 	0
WEATHERFORD INTERNATIONAL LTD 	REG  	  H27013103    6,820 	398,802    SH		Sole		398,802    0 	0
NOBLE CORPORATION (CH) CMN	NAMEN -AKTH5833N103    6,761 	200,102    SH		Sole		200,102    0 	0
TRANSOCEAN LTD. CMN		REG SHS	  H8817H100    1,793 	 27,895    SH		Sole		 27,895    0 	0

